Investments Accounted for Using the Equity Method (Summarized Balance Sheet for Material Associates) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Current assets	¥ 25,298,876	¥ 19,866,051
Current liabilities	(13,913,014)	(10,922,244)
Non-current
Non-current assets	19,087,021	19,577,412
Non-current liabilities	(10,442)	(5,679)
Shanghai Secco [member]
Current
Current assets	9,537,354	11,601,793
Current liabilities	(2,232,583)	(4,173,984)
Non-current
Non-current assets	5,517,999	5,842,119
Non-current liabilities	0	0
Net Assets	12,822,770	13,269,928	¥ 10,196,274
Chemical Industry [member]
Current
Current assets	3,785,819	3,615,350
Current liabilities	(1,433,001)	(1,358,611)
Non-current
Non-current assets	3,219,257	3,098,107
Non-current liabilities	(514,254)	(690,497)
Net Assets	5,057,821	4,664,349	4,311,757
Jinsen [member]
Current
Current assets	100,065	105,178
Current liabilities	(14,855)	(12,618)
Non-current
Non-current assets	68,128	73,623
Non-current liabilities	0	0
Net Assets	153,338	166,183	183,252
Azbil [member]
Current
Current assets	189,514	168,675
Current liabilities	(68,106)	(51,729)
Non-current
Non-current assets	2,586	2,829
Non-current liabilities	0	0
Net Assets	¥ 123,994	¥ 119,775	¥ 110,593